SCHEDULE OF REVENUE CONTRACT BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable And Contract Liabilities
Balance, receivables	$ 7,257		$ 62,842
Balance, liabilities			(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized, receivables	(732,257)	7,257	(62,842)
Changes due to payment, fulfillment of performance obligations or revenues recognized, liabilities	(725,000)		271,069
Effect of changes in foreign exchange rates, receivables
Effect of changes in foreign exchange rates, liabilities	(4,160)		3,123
Customer deposits, receivables
Customer deposits, liabilities	1,175,000
Revenues recognized, receivables	725,000
Revenues recognized, liabilities
Balance, receivables		7,257
Balance, liabilities	$ 445,840